Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Changes in Company’s Digital Assets

The following table presents the changes in the Company’s digital assets for the six months ended June 30, 2026:

	Six-month period ended June 30, 2026
(in thousands)	RAIN	USDT	Total

Balance at beginning of period	$606,781	$-	$606,781
Purchases	30,203	10,000	40,203
Sales	-	(10,000)	(10,000)
Unrealized gains (losses)	617,152	-	617,152
Balance at end of period	$1,254,136	$-	$1,254,136

Schedule of Digital Assets

As of June 30, 2026 and December 31, 2025, the Company’s digital assets consisted of the following:

	June 30, 2026		December 31, 2025
(in thousands except token amounts)	Tokens	Fair Value	Tokens	Fair Value

RAIN – current	6,809,400,004	$107,328	3,030,303,030	$24,273
RAIN – noncurrent	72,759,150,001	1,146,808	72,759,150,001	582,508
Total RAIN	79,568,550,005	1,254,136	75,789,453,031	606,781

Total USDT – current	-	-	-	-

Total digital assets		$1,254,136		$606,781

Schedule of Components of Income on Digital Assets Net

The components of income on digital assets, net, were as follows:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025

Unrealized gains recognized in earnings	$605,453	$-	$617,152	$-
Commissions to custodian and to asset manager	(4,014)	-	(7,389)	-
Realized gains (losses) recognized in earnings	-	-	-	-
	$601,439	$-	$609,763	$-